SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
purchases of merchandise from related parties	¥ 22,596	¥ 21,510	¥ 92,115
Jimi [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	16,353	7,572	17,519
Tianshi [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	2,793	2,722	11,256
Bixin [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	1,852	3,328	7,637
Yunnong [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	1,286		4,301
Weixin [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties		32	14,508
Yuncheng [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties			13,147
Xingsheng [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties		7,384	11,768
Huaji [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties			4,265
Other [Member]
Related Party Transaction [Line Items]
purchases of merchandise from related parties	¥ 312	¥ 472	¥ 7,714